Accumulated Other Comprehensive Loss	12 Months Ended
Mar. 31, 2023
Equity [Abstract]
Accumulated Other Comprehensive Loss	Accumulated Other Comprehensive Loss
Accumulated other comprehensive loss is comprised of the following at 31 March 2023:

(Millions of US dollars)	Cash Flow Hedges	Pension Actuarial (Loss) Gain	Foreign Currency Translation Adjustments	Total
Balance at 31 March 2022	$0.2	$(0.3)	$(21.9)	$(22.0)
Other comprehensive gain (loss)	—	2.1	(33.4)	(31.3)
Balance at 31 March 2023	$0.2	$1.8	$(55.3)	$(53.3)